AllianceBernstein Multi-Manager Alternative Strategies Fund
SUMMARY INFORMATION AllianceBernstein Multi-Manager Alternative Strategies Fund
INVESTMENT OBJECTIVE:
The investment objective of the Fund is to seek long-term capital appreciation.
FEES AND EXPENSES OF THE FUND:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds—Sales Charge Reduction Programs for Class A Shares on page 26 of this Prospectus and in Purchase of Shares—Sales Charge Reduction Programs for Class A Shares on page 56 of the Funds’ Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees AllianceBernstein Multi-Manager Alternative Strategies Fund	Class A Shares		Class C Shares		Advisor Class Shares	Class R Shares	Class K Shares	Class I Shares	Class Z Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	1.00%	[1]	1.00%	[2]	none	none	none	none	none
[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge ("CDSC"), which may be subject to waiver in certain circumstances.
[2]	For Class C shares, the CDSC is 0% after the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AllianceBernstein Multi-Manager Alternative Strategies Fund		Class A	Class C	Advisor Class	Class R	Class K	Class I	Class Z
Management Fees		1.90%	1.90%	1.90%	1.90%	1.90%	1.90%	1.90%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	0.50%	0.25%	none	none
Other Expenses: Transfer Agent		0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Other Expenses		0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
Dividend Expense, Borrowing Cost and Brokerage Expense on Securities Sold Short		0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%
Total Other Expenses	[1]	0.94%	0.94%	0.94%	0.94%	0.94%	0.94%	0.94%
Total Annual Fund Operating Expenses		3.09%	3.84%	2.84%	3.34%	3.09%	2.84%	2.84%
Fee Waiver and/or Expense Reimbursement	[2]	(0.32%)	(0.32%)	(0.32%)	(0.32%)	(0.32%)	(0.32%)	(0.32%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		2.77%	3.52%	2.52%	3.02%	2.77%	2.52%	2.52%
[1]	Total other expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has contractually agreed to waive its management fees and/or to bear expenses of the Fund through July 31, 2015 to the extent necessary to prevent total Fund operating expenses (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AllianceBernstein Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding 2.24%, 2.99%, 1.99%, 2.49%, 2.24%, 1.99% and 1.99% of average daily net assets, respectively, for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares ("expense limitations"). Any fees waived and expenses borne by the Adviser may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund's Total Annual Fund Operating Expenses to exceed the expense limitations or cause the total of the payments to exceed the Fund's total initial offering expenses.

Example
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example AllianceBernstein Multi-Manager Alternative Strategies Fund (USD $)	Class A	Class C	Advisor Class	Class R	Class K	Class I	Class Z
After 1 Year	693	455	255	305	280	255	255
After 3 Years	1,310	1,143	850	998	924	850	850
After 5 Years	1,950	1,950	1,471	1,713	1,593	1,471	1,471
After 10 Years	3,661	4,050	3,143	3,609	3,380	3,143	3,143

For the share class listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption (USD $)	AllianceBernstein Multi-Manager Alternative Strategies Fund Class C
After 1 Year	355
After 3 Years	1,143
After 5 Years	1,950
After 10 Years	4,050

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. The Fund has not completed it first fiscal year, and therefore it does not have a portfolio turnover rate to report.
PRINCIPAL STRATEGIES:
The Fund seeks to achieve its investment objective primarily by allocating its assets among non-traditional and alternative investment strategies (the “Strategies”). In order to implement the Strategies, AllianceBernstein L.P. (the “Adviser”) will allocate the Fund’s assets among multiple investment sub-advisers (each a “Sub-Adviser”) that the Adviser believes have substantial experience managing one or more Strategies. The Adviser may also manage a portion of the Fund’s assets directly.

The Adviser allocates the Fund’s assets principally among the following types of Strategies: (i) long/short equity, (ii) special situations, (iii) credit and (iv) global macro. The Adviser generally allocates the Fund’s assets among a variety of Sub-Advisers, seeking to gain exposure across various Strategies, but may focus the Fund’s investments in particular Strategies in order to take advantage of perceived investment opportunities or based on its current market outlook.

Strategies

  Long/Short Equity: A long/short equity strategy typically involves buying and/or selling securities believed to be significantly under- or over-priced by the market in relation to their potential value. A Sub-Adviser employing a long/short equity strategy generally will seek to buy securities in the expectation that they will increase in value (called “going long”) and sell securities short in the expectation that they will decrease in value (called “going short”). Long/short equity Sub-Advisers may invest in one or more countries, including developed and emerging market countries, and may specialize in a specific sector, industry or market capitalization. Many long/short equity Sub-Advisers hedge portfolios through the use of short sales and/or the use of index options and futures and other derivative products. When the Fund sells securities short, it sells a stock that it does not own (but has borrowed) at its current market price in anticipation that the price of the stock will decline. To complete, or close out, the short sale transaction, the Fund buys the same stock in the market at a later date and returns it to the lender.

  Special Situations: Special situations strategies seek to take advantage of information inefficiencies resulting from a particular corporate or market event or situation. A Sub-Adviser employing a special situations strategy will take positions in companies that are or are expected to become the subject of takeovers, liquidations, bankruptcies, tender offers, buybacks, spin-offs, exchange offers, mergers, other types of corporate reorganizations, litigation, or substantial financial or operational stress, or to be affected by regulatory or legislative changes, in the hope of profiting on results from the specific event. The goal of a special situations investment strategy is to profit when the price of a security changes to reflect more accurately the likelihood and potential impact of the occurrence, or non-occurrence, of the anticipated event. The prices of securities of the companies involved in these events are typically influenced by the dynamics of the particular event or situation. For example, the result and timing of factors such as legal decisions and deal negotiations are a key element in the success of any special situations discipline. A Sub-Adviser employing a special situations strategy may take an active role in determining the outcome of an event. Often, special situations Sub-Advisers rely on fundamental research that extends beyond the evaluation of the issues affecting a single company to include an assessment of the legal and structural issues surrounding an extraordinary event or transaction. The Fund’s assets are expected to be allocated among Sub-Advisers that focus on a variety of special situations strategies, thereby effectively allocating capital between merger arbitrage, distressed securities, restructurings and other areas of focus for special situations strategies. Sub-Advisers employing a special situations approach may employ a broad range of investment strategies and techniques to attempt to take advantage of specific events (for example, by using a long/short strategy driven by events), and may do so through almost any type of security or instrument, including investments in equities, fixed income securities, currencies, commodities and other financial instruments.

  Credit: A Sub-Adviser that employs credit strategies generally invests in a variety of fixed income and other securities, including bonds (corporate and government), bank debt, asset-backed financial instruments, mortgage-backed securities and mezzanine and distressed securities. This strategy also includes opportunistic trading and investing in securities of distressed companies and high yield securities (also known as “junk bonds”). The Fund may be invested in various credit strategies that involve being long and short different financial instruments, and the credits involved will range from high grade to high yield and distressed debt.

  Global Macro: Global macro strategies aim to identify and exploit imbalances in global economies and assets classes. Though encompassing many approaches and styles, macro strategies are linked by the utilization of macroeconomic and technical market factors, rather than “bottom-up” individual security analysis, as the primary basis for management. A Sub-Adviser using a global macro strategy generally may invest in all major markets–equities, bonds, currencies and commodities–though not always at the same time, and will typically use leverage in its investment strategy in the form of short sales, swaps, options and other derivative instruments. Global macro strategies may involve speculative trading in commodity futures contracts, options on such contracts or forward contracts. Some Sub-Advisers using a global macro approach will base their investments on their fundamental determinations of market conditions and market evolutions (the discretionary approach), while others will use quantitative or pre-defined rules to do so (the systematic approach).

The Adviser may determine to allocate the Fund’s assets to Sub-Advisers employing all or a subset of the Strategies described above at any one time, and may change those allocations from time to time in its sole discretion and without prior notice to shareholders. In the future, the Adviser may also determine to allocate the Fund’s assets to Sub-Advisers employing other strategies not described in this Prospectus, including, but not limited to, emerging markets, currency, high-frequency trading, quantitative and real estate-related assets strategies.

The Adviser intends to hire and terminate Sub-Advisers in accordance with the terms of an application for an exemptive order that the Fund and the Adviser have submitted to the Securities and Exchange Commission (the “SEC” or the “Commission”). If the SEC grants the requested exemptive order, this order will permit the Adviser, subject to the supervision and approval by the Board of Directors of the Fund (the “Board”), to enter into sub-advisory agreements with Sub-Advisers, and to materially amend or terminate those agreements, in each case without seeking the approval of the Fund’s shareholders. The Sub-Advisers will not be affiliated with the Adviser. The initial shareholder of the Fund has approved the Fund’s operation in this manner and reliance by the Fund on this exemptive order once issued by the SEC. There is no assurance the SEC will grant the requested exemptive order.

The Adviser currently intends to allocate assets for each Strategy to the following Sub-Advisers:

Strategy	Sub-Adviser
Long/Short Equity	Chilton Investment Company LLC
Long/Short Equity	Impala Asset Management LLC
Long/Short Equity	Kynikos Associates LP
Long/Short Equity	Lyrical Asset Management LP
Long/Short Equity	Passport Capital, LLC
Long/Short Equity	Sirios Capital Management LP
Special Situations	River Canyon Fund Management LLC
Special Situations	First Pacific Advisors LLC
Special Situations	Halcyon Liquid Strategies IC Management LP
Credit	CQS US LLC
Credit	MPAM Credit Trading Partners LP
Global Macro	None currently

The Adviser identifies potential Sub-Advisers through a variety of sources. The Sub-Adviser selection process is driven by both quantitative and qualitative analysis. For each prospective allocation to a new Sub-Adviser, the Adviser will first conduct an evaluation of the Sub-Adviser and its Strategy, team, and approach through analysis of, among other criteria, the prior investment returns of similar strategies (if any), portfolio exposures, current assets under management, and Strategy outlook. The Adviser may also (i) conduct background checks; (ii) analyze whether the Sub-Adviser has the personnel, research and technology resources to effectively implement its Strategy; and (iii) conduct additional due diligence as the Adviser deems appropriate.

Investment Activities of the Adviser. The Adviser expects to allocate the Fund’s assets to the Sub-Advisers but may from time to time manage a portion of the Fund’s assets directly. The Adviser may cause the Fund to invest in securities, options, futures, options on futures, swap contracts, or other derivatives or financial instruments. The Fund also may, from time to time, make investments in public investment vehicles (including registered investment companies). The Fund believes that providing the Adviser with the authority to invest directly in these types of securities and financial instruments provides the Adviser with greater investment flexibility and may allow the Adviser to take advantage of investment opportunities more quickly and efficiently than would otherwise be the case.

The Fund’s principal investments may include:

  equity securities, including common and preferred stocks, convertible securities, rights and warrants and depositary receipts;

  fixed income and/or floating rate securities, including debt issued by corporations, debt issued by governments (including the U.S. and foreign governments), their agencies, instrumentalities, sponsored entities, and political subdivisions, notes, debentures, debt participations, convertible bonds, non-investment grade securities (commonly known as “junk bonds”), and bank loans (including senior secured loans) and other direct indebtedness;

  mortgage-backed and other mortgage-related securities, asset-backed securities, municipal securities, to be announced (“TBA”) securities, and custodial receipts;

  currencies; and

  restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (“144A Securities”).

The Fund’s investments may be publicly traded or privately issued or negotiated. The Fund may invest without restriction as to issuer capitalization, country, currency, maturity or credit rating. The Fund’s investments may include securities of U.S. and foreign issuers, including securities of issuers in emerging countries and securities denominated in a currency other than the U.S. dollar. From time to time, the Fund may invest in shares of companies through initial public offerings (“IPOs”).

The Fund expects to use derivatives, such as options, futures, forwards and swaps, to a significant extent. Derivatives may provide a more efficient and economical exposure to market segments than direct investments, and may also be a quicker and more efficient way to alter the Fund’s exposure. For example, Sub-Advisers utilizing a long/short strategy may use various types of derivatives to take both a long and short position in securities or market segments. The Sub-Advisers or the Adviser may use derivatives to effectively leverage the Fund by creating aggregate exposure substantially in excess of the Fund’s net assets.

The Fund also may, from time to time, make investments in public investment vehicles, including other investment companies (including registered investment companies), exchange-traded funds (“ETFs”), European registered investment funds (“UCITS”), real estate investment trusts (“REITs”), private investment funds, and partnership interests, including master limited partnerships (“MLPs”).

The Fund may seek to gain exposure to physical commodities traded in the commodities markets through investments in a variety of derivative instruments, including investments in commodity index-linked notes. The Fund may seek to gain exposure to commodities and commodities-related instruments and derivatives primarily through investments in AllianceBernstein Multi-Manager Alternative Strategies Fund (Cayman) Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary will be advised by the Adviser and will have the same investment objective and substantially similar investment policies and restrictions as the Fund except that the Subsidiary, unlike the Fund, will be able to invest, without limitation, in commodities and commodities-related instruments. The Fund will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests, to the extent of its investment in the Subsidiary. The Fund will limit its investment in the Subsidiary to no more than 25% of its total assets. Any investment in the Subsidiary is expected to provide the Fund with commodity exposure within the limitations of federal tax requirements that apply to the Fund.

The Fund is considered to be “non-diversified,” which means that the Investment Company Act of 1940, as amended (the “1940 Act”), does not limit the percentage of its assets that it may invest in any one company (subject to certain limitations under the Internal Revenue Code of 1986, as amended).
PRINCIPAL RISKS:

  Market Risk: The value of the Fund’s assets will fluctuate as the stock, bond, currency or commodity markets fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, because of economic changes or other events that affect large portions of the market. Market risk includes the risk that a particular Strategy, such as global macro, may underperform the market generally.

  Allocation and Management Risk: The Adviser will invest the assets of the Fund primarily by allocating Fund assets to the Sub-Advisers. The success of the Fund depends, in part, upon the ability of the Sub-Advisers to develop and implement Strategies to achieve the Fund’s investment objective. There is no assurance that the Adviser’s allocation decisions will result in the desired effects. Subjective decisions made by the Adviser (e.g., with respect to allocation among Strategies) and/or the Sub-Advisers may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The success of the Fund’s investment program depends primarily on the trading and investing skills of the Sub-Advisers rather than on the trading and investing skills of the Adviser itself. To the extent that the Adviser is unable to select, manage, allocate appropriate levels of capital to, and invest with Sub-Advisers that, in the aggregate, are able to produce consistently positive returns for the Fund, the performance of the Fund may be impaired.

  Some Sub-Advisers have little experience managing registered investment companies which, unlike the private investment funds these Sub-Advisers have been managing, are subject to daily inflows and outflows of investor cash and are subject to certain legal and tax-related restrictions on their investments and operations. Subject to the overall supervision of the Fund’s investment program by the Adviser, each Sub-Adviser is responsible, with respect to the portion of the Fund’s assets it manages, for compliance with the Fund’s investment strategies and applicable law.

  Strategies implemented by the Sub-Advisers may fail to produce the intended results. The success of a particular Sub-Adviser is dependent on the expertise of its portfolio managers. Certain Sub-Advisers may have only one or a limited number of key individuals responsible for managing the Fund’s assets. The loss of one or more key individuals from a Sub-Adviser could have a materially adverse effect on the performance of the Fund.

  Counterparty Risk: The Fund is expected to establish relationships with third parties to engage in derivative transactions and obtain prime and other brokerage services that permit the Fund to trade in any variety of markets or asset classes. If the Fund is unable to establish or maintain such relationships, such inability may limit the Fund’s transactions and trading activity, prevent it from trading at optimal rates and terms, and result in losses.

  Some of the markets in which the Fund may effect transactions are not “exchanged-based,” including “over-the-counter” or “interdealer” markets. The participants in these markets are typically not subject to the credit evaluation and regulatory oversight to which members of “exchange-based” markets are subject. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions. Such “counterparty risk” is heightened for contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties. Furthermore, there is a risk that any of the Fund’s counterparties could become insolvent and/or the subject of insolvency proceedings. If one or more of the Fund’s counterparties were to become insolvent or the subject of insolvency proceedings, there exists the risk that the recovery of the Fund’s assets from the counterparty will be delayed or be of a value less than the value of the assets originally entrusted to the counterparty.

  Hedging Transactions Risk: The Fund may invest in securities and utilize financial instruments to seek to hedge fluctuations in the values of the Fund’s positions. However, hedging transactions will typically limit the opportunity for gain if the value of such positions should increase, and may not work as intended and actually compound losses. It may not be possible to hedge against certain price fluctuations at a reasonable cost. The Fund generally is not required to enter into hedging transactions and may choose not to do so.

  Short Sales Risk: The Fund may engage in short-selling, which involves the sale of a security that the Fund does not own in the hope of purchasing the same or equivalent security at a later date at a lower price. A short sale involves the risk of an increase in the market price of the security, and therefore the possibility of a theoretically unlimited loss. The Fund must borrow the security to initiate the short sale, and it may be difficult and costly to effect the purchase of the security in order to return it to the lender, particularly if the security is illiquid. The Fund may for a number of reasons be forced to unwind a short sale at a disadvantageous price.

  Volatility Risk: The Fund will frequently be subject to substantial volatility, which could result from a number of causes. Furthermore, there is the risk that a disproportionate share of the Fund’s assets may be committed to one or more investment strategies or techniques, which would result in less diversification than would be suggested by the number of Sub-Advisers being employed. The allocation of Fund assets to Sub-Advisers in response to particular market conditions could increase volatility and potential for loss if such market conditions continue to worsen or react in a manner not anticipated by the Adviser.

  Portfolio Turnover Risk: Certain Sub-Advisers may invest and trade securities on the basis of certain short-term market considerations. The resultant high portfolio turnover could potentially involve substantial brokerage commissions and fees.

  Special Situations Investment Risk: Special situations investing requires a Sub-Adviser to make predictions about the likelihood that an event will occur and the impact such event will have on the value of a company’s securities. If the event fails to occur or it does not have the effect foreseen, losses can result.

  Fixed-Income Securities Risk: The Fund may invest in debt or other fixed-income securities of U.S. and non-U.S. issuers. The value of fixed-income securities will change in response to fluctuations in interest rates and changes in market perception of the issuer’s creditworthiness or other factors. The Fund may invest to a substantial degree in debt securities rated below investment grade, otherwise known as high-yield securities or “junk bonds.” High-yield securities may rank junior to other outstanding securities and obligations of the issuer. Moreover, high-yield securities may not be protected by financial covenants or limitations on additional indebtedness. Companies that issue high-yield securities are often highly leveraged and may not have available to them more traditional methods of financing. High-yield securities face ongoing uncertainties and exposure to adverse business, financial or economic conditions that could lead to the issuer’s inability to meet timely interest and principal payments.

  Distressed Investments Risk: The Fund may invest in companies that are in poor financial condition, lack sufficient capital or that are involved in bankruptcy or reorganization proceedings. Securities and obligations of such distressed companies often trade at a discount to the expected enterprise value that could be achieved through a restructuring and an investor in such securities is exposed to risk that a restructuring will not occur, or will occur on unfavorable terms. Debt obligations of distressed companies are typically unrated, lower-rated or close to default. Securities of distressed companies are generally more likely to become worthless than securities of more financially stable companies.

  Derivative Instruments Risk: The Fund may enter into options, futures, forwards, swaps and other derivative instrument contracts. Derivative instruments may be subject to various types of risks, including market risk, liquidity risk, the risk of non-performance by the counterparty, including risks relating to the financial soundness and creditworthiness of the counterparty, legal risk and operations risk. The prices of derivative instruments can be highly volatile. Depending on the nature of the derivative, price movements may be influenced by interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies.

  Small Capitalization and Recently Organized Companies Risk: Fund assets may be exposed, long and short, to securities of small capitalization companies and recently organized companies. Historically, such securities have been more volatile in price than those of larger capitalized, more established companies. These companies may have limited product lines, distribution channels and financial and managerial resources. Further, there is often less publicly available information concerning such companies than for larger, more established businesses. The equity securities of small capitalization companies may be traded in volumes that are lower than are typical of larger company securities.

  Non-U.S. Investments Risk: The Fund may invest in securities of non-U.S. companies and foreign countries. Investing in the securities of such companies and countries involves political and economic considerations, such as: the potential difficulty of repatriating funds, general social, political and economic instability and adverse diplomatic developments; the possibility of imposition of withholding or other taxes on income or capital gains; the small size of the securities markets in such countries and the low volume of trading, resulting in potential lack of liquidity and price volatility; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; and certain government policies that may restrict the Fund’s investment opportunities. The economies of non-U.S. countries may differ favorably or unfavorably from the United States economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, asset reinvestment, resource self-sufficiency and balance of payments position. In addition, accounting and financial reporting standards that prevail in non-U.S. countries generally are not equivalent to U.S. standards and, consequently, less information may be available to investors in companies located in non-U.S. countries than is available to investors in companies located in the United States.

  Currency Risk: The Fund may invest a portion of its assets in instruments denominated in currencies other than the U.S. dollar, the prices of which are determined with reference to currencies other than the U.S. dollar. The Fund, however, generally values its securities and other assets in U.S. dollars. To the extent unhedged, the value of the Fund’s assets will fluctuate with currency exchange rates as well as with the price changes of the Fund’s investments. Thus, an increase in the value of the U.S. dollar compared to the other currencies in which the Fund makes its investments will reduce the effect of increases and magnify the effect of decreases in the prices of the Fund’s securities in their local markets. The Fund may utilize financial instruments such as currency options and forward contracts to hedge currency fluctuations, but there can be no assurance that such hedging transactions (if implemented) will be effective.

  Emerging Markets Risk: Investment in emerging market securities involves a greater degree of risk than investment in securities of issuers based in developed countries. Among other things, emerging market securities investments may carry the risks of less publicly available information, more volatile markets, less strict securities market regulation, less favorable tax provisions, and a greater likelihood of severe inflation, unstable currency, war and expropriation of personal property than investments in securities of issuers based in developed countries.

  Undervalued Securities Risk: The Fund may make certain investments in securities that the Sub-Advisers believe to be undervalued. However, there are no assurances that the securities will in fact be undervalued. In addition, it may take a substantial period of time before the securities realize their anticipated value, and such securities may never appreciate to the level anticipated by the Sub-Advisers.

  Quantitative Investment Risk: Certain Sub-Advisers may attempt to execute strategies for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that a Sub-Adviser’s use of quantitative models will result in effective investment decisions for the Fund. The success of a Sub-Adviser’s quantitative investment models is heavily dependent on the mathematical models used by the Sub-Adviser. Models that have been formulated on the basis of past market data may not be predictive of future price movements. Models also may have hidden biases or exposure to broad structural or sentiment shifts. Furthermore, the effectiveness of such models tends to deteriorate over time as more traders seek to exploit the same market inefficiencies through the use of similar models.

  Commodities-Related Investments Risk: To the extent the fund invests in commodities or instruments whose performance is linked to the price of an underlying commodity or commodity index, the fund will be subject to the risks of investing in commodities, including regulatory, economic and political developments, weather events and natural disasters and market disruptions. Commodities and commodity-linked investments may be less liquid than other investments.

  Subsidiary Risk: The Fund may invest in certain commodities and commodity-related investments through a wholly owned subsidiary organized in the Cayman Islands. The Fund will not invest more than 25% of its managed assets through the Subsidiary. It is not anticipated that the Subsidiary will be registered under the 1940 Act. As an investor in the Subsidiary, the Fund would not have all of the protections offered to investors by the 1940 Act. The Fund will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests, to the extent of its investment in the Subsidiary.

  Multi-Manager Risk: The multi-manager strategy employed by the Fund involves special risks, which include:

  Offsetting positions. Sub-Advisers may make investment decisions which conflict with each other; for example, at any particular time, one Sub-Adviser may be purchasing shares of an issuer whose shares are being sold by another Sub-Adviser. Consequently, the Fund could indirectly incur transaction costs without accomplishing any net investment result.

  Proprietary investment strategy risk. Sub-Advisers may use proprietary or licensed investment strategies that are based on considerations and factors that are not fully disclosed to the Board or the Adviser. Moreover, these proprietary or licensed investment strategies, which may include quantitative mathematical models or systems, may be changed or refined over time. A Sub-Adviser (or the licensor of the strategies used by the Sub-Adviser) may make certain changes to the strategies the Sub-Adviser has previously used, may not use such strategies at all (or the Sub-Adviser’s license may be revoked), and may use additional strategies, where such changes or discretionary decisions, and the reasons for such changes or decisions, are also not fully disclosed to the Board or the Adviser. These strategies may involve risks under some market conditions that are not anticipated by the Adviser or the Fund.

  Non-Diversification Risk: The Fund is a “non-diversified” investment company, which means that the Fund may invest a larger portion of its assets in a smaller number of issuers than a diversified investment company. This increases the risks of investing in the Fund because the performance of each security in which the Fund invests has a greater impact on the Fund’s performance. To the extent that the Fund invests a relatively high percentage of its assets in securities of a limited number of companies, the Fund may also be more susceptible than a diversified investment company to any single economic, political or regulatory occurrence.

  Leverage Risk: Leverage creates exposure to gains and losses in a greater amount than the dollar amount made in an investment by attempting to enhance return or value without increasing the investment amount. Leverage can magnify the effects of changes in the value of the Fund’s investments and make the Fund more volatile. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so.

  Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling out of these illiquid securities at an advantageous price. Illiquid securities may also be difficult to value. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk.

  Mortgage-Related Securities Risk: In the case of investments in mortgage-related securities, a loss could be incurred if the collateral backing these securities is insufficient.

  Real Estate Related Securities Risk: The Fund may invest in real estate related securities and may indirectly invest in real assets, such as real estate, natural resources and commodities, and infrastructure assets. Investing in real estate related securities includes, among others, the following risks: possible declines in the value of real estate; risks related to general and local economic conditions, including increases in the rate of inflation; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. Investments in real assets involve a substantial degree of risk, including significant financial, operating and competitive risks. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs are dependent upon management skills, are not diversified, and are often subject to heavy cash flow dependency, default by borrowers and self-liquidation.

  Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.

As with all investments, you may lose money by investing in the Fund.
PERFORMANCE INFORMATION:
No performance information is available for the Fund because it has not yet been in operation for a full calendar year. You may obtain updated performance information, including the Fund’s current net asset value, on the Fund’s website at www.AllianceBernstein.com (click on “Products & Performance”).